Federal Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal tax benefit rate	35.00%	35.00%
Permanent differences	(6.40%)	(9.30%)
Valuation allowance	(28.60%)	(25.70%)
Effective income tax benefit (provision) rate